CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Cash flows from (used in) operating activities [abstract]
Profit / (loss) before tax	€ 47,533	€ (22,449)	€ (111,247)
Depreciation and amortization	43,782	51,028	87,900
Net finance costs	51,192	32,372	23,874
Other non-cash items	(1,808)	2,473	(16,949)
Income tax paid	(17,269)	(10,378)	(3,495)
Changes in working capital	(3,357)	(38,090)	(46,257)
Net cash used in operating activities	120,073	14,956	(66,174)
Cash flows from (used in) investing activities [abstract]
Interest received	3,550	1,099	246
Proceeds from sale of property, plant and equipment	0	0	5
Purchase of property, plant and equipment	(4,186)	(4,776)	(2,259)
Purchase of intangible assets	(1,587)	(3,418)	(1,748)
Payments for capitalized intangible assets	(33,665)	(25,688)	(17,094)
Acquisition of subsidiaries net of cash acquired	0	(32,046)	(2,992)
Net cash outflow on disposal of subsidiary	0	(1,686)	0
Acquisitions of non-current financial assets	(3,982)	(6,149)	(7,637)
Receipts from sale of non-current financial assets	236	3,115	688
Net cash used in investing activities	(39,634)	(69,549)	(30,791)
Cash flows from (used in) financing activities [abstract]
Interest paid	(59,028)	(17,137)	(21,070)
Proceeds from issuance of share capital	45,700	215,209	0
Transaction costs from issuance of share capital	(1,699)	(4,867)	0
Acquisition of treasury shares	0	0	(10)
Payment for exercise of GB's leaver call option	0	0	(359)
New borrowings	610,000	0	0
Repayment of loans and borrowings	(630,000)	0	0
Financing fee related to new loans and borrowings	(24,497)	0	0
Principal elements of lease payments	(10,711)	(11,157)	(13,375)
Proceeds from loans and borrowings due to shareholders	0	59,384	0
Repayment of loans and borrowings due to shareholders	(61,324)	0	0
Repayment of revolving credit facilities	(99,000)	0	0
Dividends paid to non-controlling interests	(3,249)	(378)	(623)
Net cash from financing activities	(233,801)	241,054	(35,437)
Net foreign exchange difference	286	2,360	578
Net increase / (decrease) in cash and cash equivalents	(153,076)	188,821	(131,824)
Cash and cash equivalents	(240,546)	(51,083)	(182,176)
Cash and cash equivalents	(87,462)	(240,546)	(51,083)
Supplemental Cash Flow Information [Abstract]
Net increase / (decrease) in bank overdraft facilities	€ (8)	€ 642	€ 731